Goodwill - Impairment Analysis (Details) $ in Thousands	12 Months Ended
Mar. 31, 2023 USD ($)
Disclosure of detailed information about intangible assets [line items]
Discount Rate (%)	30.00%
Terminal Value Multiple	250.00%
Revenue Growth Rate (%)	27.00%
Discount Rate (%)
Disclosure of detailed information about intangible assets [line items]
Impairment increase if the key assumption was changed by 1%, assuming all other key assumptions were held constant*	$ 21,240
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Terminal Value Multiple
Disclosure of detailed information about intangible assets [line items]
Impairment increase if the key assumption was changed by 1%, assuming all other key assumptions were held constant*	$ 16,063
Percentage of reasonably possible decrease in unobservable input, assets	1.00%
Revenue Growth Rate (%)
Disclosure of detailed information about intangible assets [line items]
Impairment increase if the key assumption was changed by 1%, assuming all other key assumptions were held constant*	$ 19,607
Percentage of reasonably possible decrease in unobservable input, assets	1.00%